Shareholders' equity - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 11, 2022 shares	Jul. 29, 2022 USD ($) shares	Apr. 02, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares	Feb. 23, 2023 $ / shares
Statement Line Items [Line Items]
Share repurchases and cancellations (in shares) | shares		77,401,766	77,400,000
Due to loss of control of the Kumtor Mine				$ 93,340
Payments of transaction costs		$ 7,000
Related to the Normal Course Issuer Bid ("NCIB")				$ (11,159)
Vesting period of options (Year)				3 years
Options life, term				8 years
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in dollars per share) | $ / shares					$ 10.88		$ 11.74
Issued under the employee share purchase plan (in shares) | shares				132,966		137,203
Issued under the employee share purchase plan				$ 900		$ 1,175
Issued capital
Statement Line Items [Line Items]
Due to loss of control of the Kumtor Mine		$ (93,300)		$ 93,340
NCIB repurchases and cancellations (in shares) | shares	15,610,813			2,183,900
Related to the Normal Course Issuer Bid ("NCIB")				$ (11,159)
Repurchase and cancellation of common shares, NCIB, value per share (in USD or CAD per share) | (per share)				$ 5.11	$ 6.87
Issued under the employee share purchase plan (in shares) | shares				132,966		137,023
Issued under the employee share purchase plan				$ 900		$ 1,175
Performance share units
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement				873,123		545,898
Dividends approved
Statement Line Items [Line Items]
Dividends proposed or declared per share before financial statements authorised for issue but not recognised as distribution to owners (in dollars per share) | $ / shares								$ 0.07